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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCK - 0.2%

 Transportation - 0.2%

 Airlines - 0.2%

 210,910

 Delta Air Lines, Inc. *

 $

 1,581,825

 TOTAL COMMON STOCK

 Principal

 Floating

 S&P/Moody's

 (Cost  $4,839,425)

 $

 1,581,825

 Amount $

 Rate (b)

 Ratings

 MUNICIPAL BONDS - 97.6%

 Alabama - 0.7%

 5,000,000

 A+ / A1

 Alabama Drinking Water Finance Authority, 4.0%, 8/15/28

 $

 4,774,800

 1,500,000

 NR / NR

 Sylacauga Alabama Health Care Authority, 6.0%, 8/1/35

 1,309,935

 $

 6,084,735

 Arizona - 5.4%

 5,565,000

 AA- / Aa3

 Arizona Board Regents Certificates Partnerships, 4.0%, 6/1/31

 $

 5,394,989

 7,145,000

 AA- / NR

 Arizona Health Facilities Authority Revenue, 5.5%, 1/1/38

 7,423,584

 1,000,000

 A / A1

 Maricopa County Arizona, 5.0%, 6/1/35

 1,050,890

 3,445,000

 AA / Aa2

 Maricopa County Arizona High School District, 3.5%, 7/1/25

 3,393,049

 10,000,000

 5.50

 AA / Aa3

 Phoenix Arizona Civic Import Corp., Floating Rate Note, 7/1/43

 10,344,200

 4,000,000

 AA / Aa3

 Phoenix Arizona Civic Import Corp., District Revenue, 0.0%, 7/1/25

 4,209,040

 8,005,000

 AA / Aa3

 Phoenix Arizona Civic Import Corp., District Revenue; 0.0%, 7/1/26

 8,385,398

 530,000

 NR / Baa3

 Pima County Arizona Industrial, 6.375%, 7/1/31

 488,655

 954,000

 NR / Baa3

 Pima County Arizona Industrial  Development Authority, 6.75%, 7/1/31

 919,169

 3,470,000

 AA / Aa3

 Pima County Industrial Development Authority, 5.0%, 7/1/20

 3,819,325

 500,000

 BBB- / NR

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 441,415

 $

 45,869,714

 California - 16.9%

 4,000,000

 A / A3

 Alameda Corridor Transportation Authority, 4.75%, 10/1/25

 $

 4,000,800

 2,000,000

 A / NR

 California Health Facilities Financing Authority, 5.0%, 3/1/33

 1,979,180

 2,000,000

 A / A2

 California Health Facilities, 5.625%, 7/1/32

 2,058,660

 4,000,000

 BBB- / Baa2

 California Municipal Finance Authority, 5.25%, 2/1/37

 3,578,080

 1,470,000

 NR / Baa1

 California Municipal Finance Authority 5.875%, 10/1/34

 1,501,399

 15,000,000

 A- / A1

 California State, 4.25%, 8/1/33

 13,986,750

 10,000,000

 AA- / A1

 California Statewide, 5.75%, 7/1/47

 10,187,000

 4,875,000

 NR / Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 4,491,435

 5,125,000

 NR / Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/38

 4,471,973

 20,955,000

 BBB+ / Baa2

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 17,538,706

 4,000,000

 A- / NR

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,158,320

 10,000,000

 AA- / Aa3

 California Statewide Community, 5.25%, 11/15/48

 10,101,300

 1,000,000

 NR / Aa3

 Franklin-McKinley California School District, 6.0%, 7/1/16

 1,197,530

 2,100,000

 A- / WR

 Fresno Joint Powers Financing Authority Lease Revenue, 4.75%, 9/1/28

 2,100,378

 15,000,000

 BB+ / B3

 Golden State Tobacco Security Corp. California, 5.125%, 6/1/47

 9,541,050

 2,500,000

 BBB+ / Baa2

 Inglewood California Redevelopment Agency Tax Allocation, 4.75%, 5/1/38

 1,976,075

 3,000,000

 A / Baa1

 Long Beach California Finance Authority, 5.5%, 11/15/37

 2,803,140

 3,000,000

 BBB- / Baa

 Los Angeles County California Certificates of Participation, 4.75%, 3/1/23

 2,830,380

 3,000,000

 A+ / NR

 Los Angeles County Sanitation Districts Financing Authority Revenue, 4.5%, 10/1/35

 2,868,420

 4,000,000

 A- / NR

 Madera California Irrigation District Water, 5.5%, 1/1/33

 4,171,320

 3,680,000

 A / Baa1

 Madera California Public, 4.375%, 3/1/31

 3,634,810

 1,600,000

 AA+ / WR

 Oxnard California School District, 4.375%, 8/1/33

 1,565,968

 7,000,000

 BBB / NR

 Pittsburg California Redevelopment Agency, 6.5%, 9/1/28

 7,038,150

 3,815,000

 BBB / NR

 Pittsburg California Redevelopment Agency, 4.25%, 9/1/34

 2,622,393

 2,180,000

 A / Baa1

 Pomona Unified School District, 6.55%, 8/1/29

 2,633,549

 1,000,000

 A- / NR

 Redding California Redevelopment, 4.5%, 9/1/26

 923,040

 3,000,000

 A- / Aaa

 Rialto California Redevelopment Agency Tax Allocation, 6.25%, 9/1/37

 2,943,210

 2,500,000

 A+ / A1

 San Francisco California City & County Airports Common International, 4.5%, 5/1/32

 2,496,575

 10,865,000

 BBB+ / Baa1

 San Jose California Redevelopment Agency Tax, 4.9%, 8/1/33

 9,093,136

 1,500,000

 A / A1

 Santa Cruz County California Revenue, 6.625%, 9/1/29

 1,672,245

 1,405,000

 A+ / Aa3

 Santa Maria California Joint, 0.0%, 8/1/27

 550,170

 3,500,000

 A+ / Aa2

 Saugus California Unified School District, 0.0%, 8/1/23

 1,879,850

 $

 142,594,992

 Colorado - 3.4%

 2,750,000

 AA- / Aa3

 Colorado Health Facilities Revenue, 5.25%, 11/15/35

 $

 2,804,230

 5,000

 NR / Aa2

 Colorado Housing Finance Authority, Series B-3, 6.55%, 5/1/25

 5,043

 5,555,000

 A- / A3

 Colorado Springs Colorado Hospital Revenue, 6.375%, 12/15/30

 5,560,833

 12,500,000

 A / Baa1

 Public Authority For Colorado Energy, 6.5%, 11/15/38

 13,418,750

 1,250,000

 NR / Baa3

 Regional Transportation, 6.0%, 1/15/34

 1,280,738

 2,000,000

 NR / Baa3

 Regional Transportation, 6.5%, 1/15/30

 2,149,280

 2,500,000

 NR / Baa3

 Regional Transportation District, 6.0%, 1/15/26

 2,643,075

 1,000,000

 NR / Baa3

 Regional Transportation District, 6.0%, 1/15/41

 1,018,340

 $

 28,880,289

 Connecticut - 0.5%

 1,000,000

 NR / NR

 Connecticut State Health & Educational, 5.5%, 7/1/17

 $

 1,017,510

 2,470,000

 CCC+ / NR

 Mohegan Tribe Indians Connecticut, 6.25%, 1/1/31 (144A)

 1,975,012

 1,500,000

 CCC+ / NR

 Mohegan Tribe Indians Connecticut, 5.25%, 1/1/33

 1,034,040

 $

 4,026,562

 District of Columbia - 2.0%

 10,000,000

 BBB / Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 9,549,400

 8,000,000

 NR / A1

 District of Columbia, 4.25%, 6/1/37

 7,354,160

 $

 16,903,560

 Florida - 5.8%

 520,000

 NR / NR

 County of Madison Florida, 6.0%, 7/1/25

 $

 476,934

 5,000,000

 A- / A2

 County of Miami-Dade, 5.5%, 10/1/41

 5,233,700

 1,000,000

 NR / Aa2

 Dade County Florida General, 7.7%, 10/1/12

 1,068,670

 8,000,000

 AA+ / Aa1

 Escambia County Florida Health Facilities, 5.25%, 11/15/32

 8,154,000

 3,000,000

 NR / Baa1

 Escambia County Health, 6.0%, 8/15/36

 3,005,880

 4,370,000

 BB+ / NR

 Lee County Florida Industrial Development Authority, 4.75%, 6/15/14

 4,373,015

 2,000,000

 BB+ / NR

 Lee County Florida Industrial Development Authority, 5.375%, 6/15/37

 1,624,800

 1,000,000

 NR / NR

 Miami Beach Florida Health Facilities, 5.375%, 11/15/28

 927,250

 3,400,000

 NR / NR

 St Johns County Industry, 6.0%, 8/1/45

 3,453,210

 7,500,000

 NR / Baa1

 Tallahassee Florida Health, 6.375%, 12/1/30

 7,503,900

 13,780,000

 A- / A3

 Tampa-Hillsborough County Florida, 4.0%, 7/1/34

 13,067,850

 $

 48,889,209

 Georgia - 1.6%

 5,750,000

 A / Baa1

 Burke County Development, 7.0%, 1/1/23

 $

 6,793,108

 5,000,000

 A+ / Baa1

 Main Street Natural Gas, Inc.,Georgia, 5.5%, 9/15/28

 4,865,600

 1,500,000

 A / A2

 Municipal Electric Authority of Georgia, 5.625%, 1/1/26

 1,659,255

 $

 13,317,963

 Illinois - 4.3%

 4,000,000

 NR / Caa2

 Chicago Illinois O'Hare International Airport, 5.5%, 12/1/30

 $

 3,050,160

 1,580,000

 NR / A3

 Illinois Development Finance Authority Revenue, 5.25%, 10/1/24

 1,645,807

 5,000,000

 NR / Baa2

 Illinois Finance Ahthority, 6.5%, 4/1/39

 5,269,950

 1,000,000

 BBB+ / Baa2

 Illinois Finance Ahthority, 5.25%, 5/1/40

 985,390

 2,000,000

 AA+ / Aa3

 Illinois Finance Ahthority, 6.0%, 8/15/25

 2,101,840

 1,000,000

 NR / NR

 Illinois Finance Ahthority, 6.125%, 5/15/27

 1,010,080

 4,000,000

 BBB / NR

 Illinois Finance Ahthority, 5.5%, 8/15/30

 3,741,320

 7,500,000

 AAA / A2

 Metropolitan Pier & Expo, 5.25%, 6/15/42

 7,530,975

 5,000,000

 AA+ / #Aaa

 Metropolitan Pier & Expo, 7.0%, 7/1/26

 6,927,300

 20,000,000

 0.00

 AAA / A2

 Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, Floating Rate Note, 6/15/39

 3,982,400

 $

 36,245,222

 Indiana - 3.1%

 2,550,000

 NR / Baa3

 Delaware County Hospital Authority, 5.0%, 8/1/24

 $

 2,504,126

 2,000,000

 AA / Aa2

 Indiana Bond Bank, 5.5%, 2/1/29

 2,139,120

 1,000,000

 A- / NR

 Indiana Finance Authority, 5.375%, 3/1/34

 996,720

 2,000,000

 BB / Ba2

 Indiana Finance Authority, 6.0%, 12/1/26

 2,026,500

 5,000,000

 A+ / A1

 Indiana Health & Educational Facility Authority, 4.75%, 2/15/34

 4,806,500

 8,000,000

 A+ / A1

 Indiana Health & Educational Facility Authority, 5.0%, 2/15/39

 7,882,160

 2,800,000

 BBB- / WR

 Indiana State Development Finance, 5.75%, 10/1/11

 2,800,056

 930,000

 AA / NR

 Indianapolis Local Public Improvement Board  Revenue, 6.75%, 2/1/14

 986,711

 500,000

 AA / Aa1

 Indianapolis Local Public Improvement Board Revenue, 6.0%, 1/10/20

 582,630

 1,000,000

 BBB+ / A1

 Lawrence Township Metropolitan School District Revenue, 6.75%, 7/5/13

 1,046,030

 $

 25,770,553

 Kentucky - 0.1%

 435,000

 NR / Baa1

 Kentucky Economic Development, 6.75%, 2/1/14

 $

 435,074

 $

 435,074

 Louisiana - 2.7%

 10,000,000

 NR / Baa1

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 $

 9,617,800

 4,000,000

 AA / Aa1

 Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41

 4,013,000

 1,085,000

 BBB+ / Baa1

 Louisiana Local Government Environment Community, 5.25%, 12/1/18

 1,133,651

 8,000,000

 BBB / Baa2

 St John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37

 7,858,160

 $

 22,622,611

 Massachusetts - 8.3%

 4,000,000

 NR / Aa2

 City of Pittsfield Massachusetts, 5.0%, 3/1/19

 $

 4,711,520

 1,000,000

 A- / A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,136,250

 1,000,000

 A- / A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,124,150

 1,585,000

 AA+ / Aa1

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,803,350

 1,000,000

 A- / Baa1

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,012,560

 345,000

 BBB / Baa2

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 354,339

 1,980,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,109,611

 1,000,000

 BBB / Baa2

 Massachusetts Development Finance Agency, 5.70%, 10/1/34

 1,003,270

 1,000,000

 BBB / NR

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,070,870

 1,000,000

 BBB / NR

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,068,600

 1,680,000

 BBB / NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,685,141

 3,320,000

 BBB / NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,214,822

 1,100,000

 BBB / Baa2

 Massachusetts Development Finance Agency, 5.625%, 10/01/2024

 1,119,866

 2,635,000

 NR / NR

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,608,228

 6,265,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.125%, 7/15/37

 6,440,420

 1,145,000

 BBB+ / NR

 Massachusetts Health & Educational Facilities Authority, 6.25%, 10/1/31

 1,153,748

 1,500,000

 BB- / NR

 Massachusetts Health & Educational Facilities, 5.5%, 7/1/40

 1,233,945

 2,335,000

 BBB- / Baa3

 Massachusetts Health & Educational, 5.375%, 7/1/35

 2,296,356

 750,000

 BBB+ / NR

 Massachusetts Health, 5.25%, 7/1/38

 709,785

 500,000

 BBB- / NR

 Massachusetts State Development Finance Agency, 5.5%, 1/01/35

 456,000

 3,990,000

 A / WR

 Massachusetts State Development Finance Agency, 5.75%, 1/1/42

 4,494,416

 1,600,000

 BBB+ / NR

 Massachusetts State Health & Educational Facilities Authority, 5.45%, 11/15/23

 1,600,352

 4,500,000

 BB / NR

 Massachusetts State Health & Educational, 4.625%, 8/15/28

 3,725,370

 1,550,000

 BBB- / Baa3

 Massachusetts State Health & Educational, 5.25%, 7/15/18

 1,551,023

 40,000

 AA / Aa2

 Massachusetts State Health & Educational, 6.0%, 7/1/18

 40,546

 200,000

 AA / Aa2

 Massachusetts State Health and Educational Facilities, 5.75%, 7/1/32

 202,066

 3,750,000

 BBB+ / Baa1

 Massachusetts State Health, 5.25%, 7/1/38

 3,278,400

 14,675,000

 BBB / Baa1

 Massachusetts State Housing Finance Agency, 5.4%, 12/1/28

 14,678,229

 4,130,000

 AA+ / Aa1

 Massachusetts State Water Authority, 4.0%, 8/1/46

 4,003,622

 $

 69,886,855

 Maryland - 1.2%

 3,000,000

 BB+ / Ba1

 Frederick County Maryland, 5.625%, 9/1/38

 $

 2,735,310

 2,000,000

 A / A3

 Maryland Economic Development Corp., 6.2%, 1/9/22

 2,393,420

 1,200,000

 BB / NR

 Maryland Economic Development, 5.75%, 9/1/25

 1,209,420

 2,000,000

 NR / Baa3

 Maryland Health & Economic Development, 5.75%, 7/1/38

 1,808,340

 1,000,000

 NR / NR

 Maryland State Economic Development, 5.0%, 12/1/16

 853,160

 560,000

 NR / NR

 Maryland State Economic Development, 5.0%, 12/1/16

 477,770

 1,000,000

 NR / NR

 Maryland State Economic Development, 5.0%, 12/1/31

 621,600

 $

 10,099,020

 Maine - 0.9%

 4,500,000

 NR / Baa3

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 4,628,790

 2,590,000

 NR / Baa3

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 2,682,308

 $

 7,311,098

 Michigan - 1.9%

 3,000,000

 AA+ / Aa3

 Detriot Michigan Sewer District, 6.25%, 7/1/36

 $

 3,369,360

 1,500,000

 BB / NR

 John Tolfree Health System, 6.0%, 9/15/23

 1,286,160

 1,465,000

 NR / NR

 Meridian Michigan Economic Development Corp., 5.25%, 7/1/26

 1,278,901

 3,335,000

 NR / NR

 Michigan Public Educational Facilities Authority Revenue, 5.875%, 6/1/37

 2,695,547

 2,000,000

 NR / NR

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 1,721,220

 1,000,000

 NR / NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 828,390

 5,000,000

 AA+ / Aa1

 Michigan State Hospital Finance Authority, 5.5%, 11/15/26

 5,117,900

 $

 16,297,478

 Minnesota - 0.7%

 5,000,000

 A / A1

 Becker Minnesota Pollution Control Revenue Northern States Power "A" Conversions, 8.5%, 4/1/30

 $

 5,248,050

 1,000,000

 NR / Ba2

 City of Winsted Minnesota, 6.5%, 9/1/34

 999,340

 $

 6,247,390

 Missouri - 0.0%

 80,000

 NR / Aaa

 Missouri State Environmental Improvement & Energy Resources, 5.125%, 1/1/20

 $

 84,025

 $

 84,025

 Mississippi - 1.6%

 1,800,000

 NR / WR

 Columbus Mississippi Industrial Development Revenue, 5.9%, 12/1/11

 $

 1,798,830

 2,750,000

 BBB / Baa3

 County of Warren Mississippi, 5.8%, 5/1/34

 2,801,178

 7,950,000

 BBB- / Ba1

 Lowndes County MS Solid Waste Disposal & Pollution Control Revenue, 6.8%, 4/1/22

 8,493,303

 $

 13,093,311

 Montana - 0.3%

 2,785,000

 A- / A3

 Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/31

 $

 2,831,175

 $

 2,831,175

 North Carolina - 2.1%

 1,000,000

 BBB- / Baa

 North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/1/27

 $

 918,300

 1,000,000

 BBB- / Baa

 North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/1/32

 888,860

 1,860,000

 NR / NR

 North Carolina Capital Facilities Finance, 4.5%, 10/1/26

 1,422,286

 12,000,000

 A- / Baa1

 North Carolina Eastern Municipal Power, 6.0%, 1/1/22

 14,774,640

 $

 18,004,086

 New Hampshire - 1.5%

 3,750,000

 A- / NR

 New Hampshire Health & Educational Facilities, 5.0%, 10/1/17

 $

 3,617,813

 5,000,000

 A- / NR

 New Hampshire Health & Educational Facilities, 5.0%, 10/1/32

 5,007,700

 2,250,000

 A+ / A2

 New Hampshire Health & Educational Facilities Authority Revenue, 5.75%, 10/1/31

 2,274,795

 2,000,000

 BBB+ / Baa1

 New Hampshire Health & Educational Facilities Authority Revenue, 5.75%, 7/1/22

 2,031,380

 $

 12,931,688

 New Jersey - 1.8%

 1,250,000

 BBB / Baa3

 Camden County New Jersey Import Authority, 5.75%, 2/15/34

 $

 1,213,188

 475,000

 NR / NR

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 387,372

 450,000

 NR / NR

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 336,177

 610,000

 NR / NR

 New Jersey Economic Development Authority, 5.75%, 1/1/25

 568,673

 2,000,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 2,197,040

 5,115,000

 BBB- / Baa3

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 4,680,737

 3,500,000

 NR / NR

 New Jersey Health Care Facilities Financing Authority, 7.25%, 7/1/27

 2,691,430

 4,500,000

 BB- / B2

 Tobacco Settlement Financing Corp., 5.0%, 6/1/41

 2,898,225

 $

 14,972,842

 New Mexico - 0.1%

 1,000,000

 A- / NR

 Dona Ana County New Mexico Pilt Revenue, 5.25%, 12/1/25

 $

 1,020,080

 $

 1,020,080

 Nevada - 0.2%

 1,500,000

 A- / A3

 Reno Nevada Hospital Revenue, 5.25%, 6/1/41

 $

 1,391,700

 $

 1,391,700

 New York - 2.5%

 2,500,000

 BBB+ / Baa2

 Albany Individual Development, 5.25%, 11/15/32

 $

 2,336,475

 1,000,000

 NR / WR

 Albany Individual Development, 6.0%, 7/1/19

 603,130

 5,515,000

 BBB / WR

 New York State Dorm Authority, 5.24%, 7/1/24

 5,907,117

 5,250,000

 AA- / Aa3

 New York State Dormitory Authority Revenue, 7.5%, 5/15/13

 5,791,485

 1,000,000

 BBB- / Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,039,190

 3,400,000

 BBB- / Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,513,186

 1,500,000

 AA- / Aa2

 Port Authority of New York & New Jersey, Ninety Third Series, 6.125%, 6/1/94

 1,787,880

 $

 20,978,463

 Ohio - 2.9%

 6,000,000

 BB- / B3

 Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47

 $

 4,606,680

 10,000,000

 BB- / B3

 Buckeye Tobacco Settlement, 5.75%, 6/1/34

 7,176,000

 6,840,000

 BB- / B3

 Buckeye Tobacco Settlement Finance, 5.125%, 6/1/24

 5,223,161

 1,500,000

 NR / NR

 Cuyahoga County Ohio Health, 6.0%, 5/15/37

 1,355,190

 1,500,000

 NR / NR

 Cuyahoga County Ohio Health, 6.0%, 5/15/37

 1,358,580

 5,000,000

 NR / Baa1

 Lake County Ohio Hospital Municipal, 6.0%, 8/15/43

 4,964,450

 $

 24,684,061

 Oklahoma - 0.8%

 5,590,000

 BBB / Baa1

 McGee Creek Authority Water Revenue, 6.0%, 1/1/23

 $

 6,353,985

 $

 6,353,985

 Pennsylvania - 5.0%

 3,000,000

 NR / Ca

 Allentown Pennsylvania Area Hospital Authority, 6.0%, 11/15/16

 $

 2,862,450

 1,000,000

 CCC / NR

 Columbia County Pennsylvania Hospital Authority, 5.8%, 6/1/19

 948,430

 10,000,000

 A- / Baa2

 Lehigh County Pennsylvania Industrial Development Authority Pollution Control, 4.75%, 2/15/27

 9,967,100

 1,000,000

 BBB / NR

 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/24

 1,010,710

 1,000,000

 BBB / NR

 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/30

 981,790

 3,000,000

 BBB+ / A3

 Northampton County Pennsylvania General Purpose Authority Revenue, 5.5%, 8/15/40

 2,969,790

 11,500,000

 0.82

 BBB / WR

 Pennsylvania State Higher Educational, Floating Rate Note, 7/1/39

 6,100,635

 1,000,000

 BBB- / Baa3

 Pennsylvania Higher Educational, 6.0%, 7/1/43

 1,002,590

 1,000,000

 BBB- / Baa3

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 870,340

 4,000,000

 AA / Aa2

 Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37

 4,001,760

 12,900,000

 BBB / Baa3

 Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34

 10,749,828

 1,000,000

 AA+ / Aa3

 Pittsburgh & Allegheny County, 5.0%, 2/1/30

 1,029,450

 65,000

 AA- / NR

 Sayre Pennsylvania Health Care Facilities Authority, 5.75%, 12/1/21

 66,264

 $

 42,561,137

 Puerto Rico - 0.7%

 75,000

 NR / Baa3

 Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33

 $

 84,200

 925,000

 BBB / Baa1

 Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33

 923,733

 5,000,000

 AA- / Aa2

 Puerto Rico Sales Tax Financing, 5.25%, 8/1/57

 5,175,750

 $

 6,183,683

 Rhode Island - 0.6%

 35,000

 A- / A3

 Rhode Island State Health & Educational Building Corp., 6.375%, 8/15/21

 $

 35,676

 5,200,000

 BBB / B1

 Tobacco Settlement Financing Corp., 6.25%, 6/1/42

 4,727,892

 $

 4,763,568

 South Dakota - 0.0%

 65,000

 NR / Aaa

 South Dakota Conservancy District Revenue, 5.625%, 8/1/17

 $

 65,279

 $

 65,279

 Tennessee - 0.6%

 1,000,000

 NR / A1

 Knox County Health Facility, 6.375%, 4/15/22

 $

 1,034,580

 4,000,000

 NR / A1

 Knox County Health Facility, 6.5%, 4/15/31

 4,122,960

 $

 5,157,540

 Texas - 6.0%

 1,000,000

 AAA / NR

 Anna Independent School District, 5.0%, 8/15/50

 $

 1,060,230

 2,500,000

 BB+ / Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,474,475

 2,695,000

 AAA / Aaa

 Crowley Texas Independent School District, 3.5%, 8/1/36

 2,484,008

 10,000,000

 BBB+ / A3

 Dallas County Texas Utilities & Reclamation, 5.375%, 2/15/29

 10,369,600

 9,000,000

 CCC+ / Caa2

 Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14

 8,445,690

 2,000,000

 A / Baa3

 Greater Greenspoint Redevelopment Authority, 4.875%, 9/1/28

 1,982,860

 20,000

 NR / A1

 Lower Colorado River Authority, 5.25%, 5/15/21

 21,394

 3,000,000

 A / Baa2

 Richardson Texas Hospital Authority, 6.0%, 12/1/34

 3,036,120

 1,000,000

 BBB / NR

 Seguin Texas Higher Educational Facilities, 5.0%, 9/1/23

 1,009,960

 5,000,000

 AA+ / Aaa

 State of Texas, 5.0%, 8/1/27

 5,740,500

 10,410,000

 NR / Baa3

 Texas Private Activity, 7.0%, 6/30/40

 11,242,384

 2,255,000

 BBB / NR

 Texas State Public Finance Authority, 6.2%, 2/15/40

 2,306,482

 20,000

 NR / Aaa

 Whitehouse Texas Independent School District, 4.8%, 2/15/12

 20,074

 $

 50,193,777

 Utah - 0.1%

 500,000

 BBB- / NR

 Utah State Charter Schools, 5.75%, 7/15/20

 $

 499,950

 $

 499,950

 Virginia - 3.3%

 5,000,000

 BBB / Baa1

 Chesapeake Bay Bridge and Tunnel Common Virginia Revenue, 5.5%, 7/1/25

 $

 5,343,800

 1,500,000

 NR / Baa1

 Prince William County Virginia Industrial Development Authority Hospital Revenue, 5.2%, 10/1/26

 1,516,725

 3,925,000

 NR / Baa1

 Prince William County Virginia Industrial Development Authority Hospital Revenue, 5.35%, 10/1/36

 3,926,374

 13,990,000

 BB- / B2

 Tobacco Settlement Financing Corp., 5.0%, 6/1/47

 8,462,691

 7,500,000

 BBB+ / Baa1

 Washington County Industrial, 7.75%, 7/1/38

 8,554,875

 $

 27,804,465

 Vermont - 0.1%

 1,295,000

 BBB- / Baa

 Vermont Educational & Health Buildings, 5.0%, 7/1/24

 $

 1,127,194

 $

 1,127,194

 Washington - 6.7%

 4,255,000

 A+ / WR

 Centralia Washington Electric Revenue, 4.25%, 12/1/26

 $

 4,306,017

 10,000,000

 AA / NR

 FYI Properties, 5.5%, 6/1/39

 10,756,000

 10,000,000

 AAA / NR

 King County Wash Housing Authority, 5.5%, 5/1/38

 10,464,700

 3,000,000

 A+ / Aa3

 King County Washington Public Hospitals, 5.25%, 12/1/37

 3,147,600

 10,500,000

 BBB / Baa1

 Tobacco Settlement Authority Washington, 6.625%, 6/1/32

 10,601,624

 5,600,000

 AA+ / Aaa

 University of Washington, 5.0%, 6/1/37

 5,922,000

 4,000,000

 NR / A2

 Washington Health Care Facilities Authority, 6.5%, 11/15/33

 4,210,280

 2,500,000

 NR / NR

 Washington State Housing, 5.25%, 1/1/17

 2,141,900

 5,000,000

 AA+ / Aa2

 Washington State Health Care Facilities, 5.25%, 10/1/33

 5,256,600

 $

 56,806,721

 Wisconsin - 1.2%

 1,430,000

 NR / A1

 Adams-Friendship School District, 6.5%, 4/1/16

 $

 1,720,333

 500,000

 NR / A3

 Wisconsin Health & Educational, 5.625%, 4/15/39

 507,945

 3,000,000

 A+ / NR

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,017,880

 4,505,000

 NR / A3

 Wisconsin State Health & Educational Facilities Authority, 5.6%, 2/15/29

 4,506,442

 $

 9,752,600

 TOTAL MUNICIPAL BONDS

 (Cost  $814,425,736)

 $

 822,743,655

 TOTAL INVESTMENT IN SECURITIES - 97.8%

 (Cost  $819,265,161) (a)

 $

 824,325,480

 OTHER ASSETS AND LIABILITIES - 2.2%

 $

 18,581,523

 TOTAL NET ASSETS - 100.0%

 $

 842,907,003

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn Rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2011, the value of these securities amounted to $1,975,012 or 0.2% of total net assets.

 (a)

 At September 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $819,265,161 was as follows:

 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost

  $          22,309,664

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

             (17,249,345)

 Net unrealized gain

  $            5,060,319

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,581,825

$
-

$
-

$
1,581,825

 Municipal Bonds

-

822,743,655

-

822,743,655

 Total

$
1,581,825

$
822,743,655

$
-

$
824,325,480

 Pioneer Growth Opportunities Fund

 Schedule of Investments  9/30/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.2%

 Energy - 5.9%

 Oil & Gas Exploration & Production - 4.9%

 329,200

 Brigham Exploration Co. *

 $

 8,315,592

 105,300

 Cabot Oil & Gas Corp.

 6,519,123

 291,800

 Energy XXI Bermuda, Ltd. * (b)

 6,259,110

 683,300

 GMX Resources, Inc. (b)

 1,551,091

 620,700

 Triangle Petroleum Corp. *

 2,228,313

 $

 24,873,229

 Oil & Gas Refining & Marketing - 1.0%

 228,800

 CVR Energy, Inc *

 $

 4,836,832

 Total Energy

 $

 29,710,061

 Materials - 0.9%

 Specialty Chemicals - 0.9%

 132,100

 W.R. Grace & Co. *

 $

 4,398,930

 Total Materials

 $

 4,398,930

 Capital Goods - 11.0%

 Aerospace & Defense - 6.7%

 225,400

 DigitalGlobe, Inc. *

 $

 4,379,522

 318,600

 Hexcel Corp. *

 7,060,176

 484,000

 Keyw Holding Corp. *

 3,441,240

 646,185

 Orbital Sciences Corp. *

 8,271,168

 270,500

 Spirit Aerosystems Holdings, Inc. *

 4,314,475

 76,328

 TransDigm Group, Inc. *

 6,233,708

 $

 33,700,289

 Construction & Engineering - 1.7%

 175,300

 KBR, Inc.

 $

 4,142,339

 262,731

 MYR Group, Inc. * (b)

 4,634,575

 $

 8,776,914

 Electrical Component & Equipment - 1.7%

 150,400

 Polypore International, Inc. * (b)

 $

 8,500,608

 Industrial Machinery - 0.9%

 111,600

 Chart Industries, Inc. *

 $

 4,706,172

 Total Capital Goods

 $

 55,683,983

 Commercial Services & Supplies - 5.1%

 Diversified Support Services - 0.9%

 120,536

 Copart, Inc. *

 $

 4,715,368

 Human Resource & Employment Services - 1.1%

 799,085

 On Assignment, Inc. *

 $

 5,649,531

 Research & Consulting Services - 3.1%

 143,600

 Acacia Research, Inc. *

 $

 5,168,164

 83,811

 CoStar Group, Inc. * (b)

 4,355,658

 290,275

 RPX Corp. *

 6,011,595

 $

 15,535,417

 Total Commercial Services & Supplies

 $

 25,900,316

 Transportation - 1.5%

 Airlines - 1.5%

 163,600

 Allegiant Travel Co. * (b)

 $

 7,710,468

 Total Transportation

 $

 7,710,468

 Consumer Durables & Apparel - 5.9%

 Apparel, Accessories & Luxury Goods - 2.8%

 166,401

 Carter's, Inc. * (b)

 $

 5,081,887

 188,000

 G-III Apparel Group, Inc. *

 4,297,680

 96,800

 The Warnaco Group, Inc. *

 4,461,512

 $

 13,841,079

 Footwear - 1.0%

 55,700

 Deckers Outdoor Corp. *

 $

 5,194,582

 Household Appliances - 0.5%

 77,700

 SodaStream International, Inc. * (b)

 $

 2,567,985

 Housewares & Specialties - 1.1%

 102,700

 Tupperware Brands Corp.

 $

 5,519,098

 Leisure Products - 0.5%

 789,500

 Leapfrog Enterprises, Inc. *

 $

 2,660,615

 Total Consumer Durables & Apparel

 $

 29,783,359

 Consumer Services - 2.7%

 Casinos & Gaming - 0.9%

 651,000

 Scientific Games Corp. *

 $

 4,635,120

 Education Services - 1.1%

 348,300

 Grand Canyon Education, Inc. *

 $

 5,625,045

 Restaurants - 0.7%

 134,600

 PF Chang's China Bistro, Inc. (b)

 $

 3,666,504

 Total Consumer Services

 $

 13,926,669

 Media - 1.8%

 Movies & Entertainment - 1.8%

 495,319

 Cinemark Holdings, Inc.

 $

 9,351,623

 Total Media

 $

 9,351,623

 Retailing - 4.4%

 Apparel Retail - 3.1%

 309,800

 Citi Trends, Inc. *

 $

 3,646,346

 310,500

 Express, Inc. *

 6,300,045

 545,200

 Hot Topic, Inc.

 4,159,876

 66,200

 Urban Outfitters, Inc. * (b)

 1,477,584

 $

 15,583,851

 Automotive Retail - 0.8%

 129,300

 Monro Muffler Brake, Inc. (b)

 $

 4,263,021

 Specialty Stores - 0.5%

 121,860

 Teavana Holdings, Inc. * (b)

 $

 2,478,632

 Total Retailing

 $

 22,325,504

 Food, Beverage & Tobacco - 1.2%

 Packaged Foods & Meats - 0.7%

 38,300

 Green Mountain Coffee Roasters, Inc. * (b)

 $

 3,559,602

 Soft Drinks - 0.5%

 441,809

 Primo Water Corp. * (b)

 $

 2,491,803

 Total Food, Beverage & Tobacco

 $

 6,051,405

 Health Care Equipment & Services - 16.3%

 Health Care Equipment - 8.0%

 471,653

 Abiomed, Inc. * (b)

 $

 5,202,333

 147,006

 ArthroCare Corp. * (b)

 4,229,363

 351,825

 Conceptus, Inc. * (b)

 3,683,608

 455,244

 DexCom, Inc. * (b)

 5,462,928

 113,834

 HeartWare International, Inc. * (b)

 7,332,048

 354,200

 Insulet Corp. * (b)

 5,405,092

 115,900

 MAKO Surgical Corp. * (b)

 3,966,098

 236,800

 Masimo Corp. (b)

 5,126,720

 $

 40,408,190

 Health Care Services - 4.3%

 83,593

 Air Methods Corp. *

 $

 5,322,366

 152,800

 Catalyst Health Solutions, Inc. *

 8,815,032

 267,660

 ExamWorks Group, Inc. * (b)

 2,724,779

 141,739

 IPC The Hospitalist Co., Inc. * (b)

 5,058,665

 $

 21,920,842

 Health Care Supplies - 2.6%

 110,000

 Haemonetics Corp. *

 $

 6,432,800

 415,400

 Quidel Corp. * (b)

 6,800,098

 $

 13,232,898

 Health Care Technology - 1.4%

 238,200

 WebMD Health Corp. *

 $

 7,181,730

 Total Health Care Equipment & Services

 $

 82,743,660

 Pharmaceuticals & Biotechnology - 8.5%

 Biotechnology - 6.0%

 185,900

 Alkermes, Inc. *

 $

 2,836,834

 611,600

 Amarin Corp., Plc *

 5,626,720

 471,000

 Cubist Pharmaceuticals, Inc. * (b)

 16,635,720

 121,100

 Ironwood Pharmaceuticals, Inc. *

 1,307,880

 599,400

 NPS Pharmaceuticals, Inc. *

 3,902,094

 $

 30,309,248

 Pharmaceuticals - 2.5%

 173,400

 Optimer Pharmaceuticals, Inc. * (b)

 $

 2,399,856

 235,200

 Salix Pharmaceuticals, Ltd. *

 6,961,920

 185,200

 ViroPharma, Inc. *

 3,346,564

 $

 12,708,340

 Total Pharmaceuticals & Biotechnology

 $

 43,017,588

 Banks - 1.3%

 Regional Banks - 1.3%

 504,100

 CapitalSource, Inc.

 $

 3,095,174

 76,800

 Signature Bank, Inc. *

 3,665,664

 $

 6,760,838

 Total Banks

 $

 6,760,838

 Diversified Financials - 2.2%

 Consumer Finance - 1.3%

 232,698

 EzCorp., Inc. *

 $

 6,641,201

 Specialized Finance - 0.9%

 154,500

 MSCI, Inc. *

 $

 4,685,985

 Total Diversified Financials

 $

 11,327,186

 Real Estate - 0.6%

 Mortgage Real Estate Investment Trust - 0.6%

 318,100

 CreXus Investment Corp.

 $

 2,824,728

 Total Real Estate

 $

 2,824,728

 Software & Services - 15.3%

 Application Software - 6.2%

 326,533

 Aspen Technology, Inc. *

 $

 4,986,159

 99,832

 Solera Holdings, Inc.

 5,041,516

 348,200

 SS&C Technologies Holdings, Inc. *

 4,975,778

 221,400

 SuccessFactors, Inc. * (b)

 5,089,986

 517,844

 Tangoe, Inc. *

 5,856,816

 112,933

 The Ultimate Software Group, Inc. * (b)

 5,276,230

 $

 31,226,485

 Data Processing & Outsourced Services - 1.9%

 84,700

 Global Payments, Inc.

 $

 3,421,033

 147,787

 Syntel, Inc.

 6,382,921

 $

 9,803,954

 Internet Software & Services - 0.7%

 213,304

 Vocus, Inc. * (b)

 $

 3,574,975

 It Consulting & Other Services - 3.6%

 161,600

 Gartner Group, Inc. *

 $

 5,634,992

 502,300

 InterXion Holding NV *

 5,932,163

 231,700

 Sapient Corp.

 2,349,438

 320,400

 Virtusa Corp. *

 4,229,280

 $

 18,145,873

 Systems Software - 2.9%

 716,504

 DemandTec, Inc. *

 $

 4,685,936

 304,940

 Fortinet, Inc. *

 5,122,992

 187,300

 Sourcefire, Inc. * (b)

 5,012,148

 $

 14,821,076

 Total Software & Services

 $

 77,572,363

 Technology Hardware & Equipment - 4.3%

 Communications Equipment - 2.4%

 275,100

 Finisar Corp. * (b)

 $

 4,825,254

 160,400

 Riverbed Technology, Inc. *

 3,201,584

 871,400

 ShoreTel, Inc. *

 4,339,572

 $

 12,366,410

 Computer Storage & Peripherals - 0.7%

 704,819

 OCZ Technology Group, Inc. * (b)

 $

 3,418,372

 Technology Distributors - 1.2%

 222,006

 Synnex Corp. * (b)

 $

 5,816,557

 Total Technology Hardware & Equipment

 $

 21,601,339

 Semiconductors - 6.5%

 Semiconductor Equipment - 0.7%

 266,693

 Nanometrics, Inc. * (b)

 $

 3,867,049

 Semiconductors - 5.8%

 1,126,700

 Entropic Communications, Inc. * (b)

 $

 4,653,271

 77,198

 Hittite Microwave Corp. *

 3,759,543

 686,900

 Integrated Device Tech, Inc. * (b)

 3,537,535

 935,200

 Lattice Semiconductor Corp. *

 4,909,800

 156,569

 Netlogic Microsystems, Inc. *

 7,532,535

 830,400

 PMC - Sierra, Inc. *

 4,965,792

 $

 29,358,476

 Total Semiconductors

 $

 33,225,525

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 633,400

 Cbeyond, Inc. *

 $

 4,471,804

 Total Telecommunication Services

 $

 4,471,804

 TOTAL COMMON STOCKS

 Principal

 (Cost  $497,316,452)

 $

 488,387,349

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 16.9%

 Securities Lending Collateral  - 16.9% (c)

 Certificates of Deposit:

 1,990,163

 Bank of Montreal Chicago, 0.18%, 10/20/11

 $

 1,990,890

 1,990,784

 Bank of Montreal Chicago, 0.38%, 9/26/12

 1,990,890

 1,989,992

 Bank of Nova Scotia, 0.32%, 6/11/12

 1,990,890

 498,036

 Bank of Nova Scotia Houston, 0.54%, 6/11/12

 498,177

 2,487,289

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 2,488,613

 2,487,229

 Dnb Nor Bank ASA NY, 0.22%, 11/14/11

 2,488,461

 2,238,447

 JPMorgan Chase Bank NA, 0.28%, 5/18/12

 2,239,752

 1,243,612

 National Australia Bank NY, 0.27%, 10/19/11

 1,244,302

 1,741,849

 National Australia Bank NY, 0.31%, 1/9/12

 1,742,029

 2,737,132

 RaboBank nederland, 0.32%, 4/2/12

 2,737,768

 1,243,920

 Royal Bank of Canada NY, 0.48%, 9/10/12

 1,244,306

 2,486,065

 Skandinav Enskilda Bank NY, 0.33%, 11/9/11

 2,488,666

 994,659

 Wachovia Corp., 0.38%, 10/15/11

 995,477

 746,646

 Wachovia Corp., 0.48%, 3/1/12

 746,942

 2,488,033

 Westpac Banking Corp., NY, 0.33%, 12/6/11

 2,488,613

 $

 27,375,776

 Commercial Paper:

 994,774

 American Honda Finance, 0.30%, 1/11/12

 $

 995,445

 595,234

 Chariot Funding LLC, 0.16%, 10/17/11

 595,234

 1,990,855

 Chariot Funding LLC, 0.16%, 10/5/11

 1,990,855

 1,741,898

 Chariot Funding LLC, 0.15%,  10/19/11

 1,741,898

 795,900

 Commonwealth Bank of Australia, 0.28%,  12/15/11

 795,900

 1,516,415

 Commonwealth Bank of Australia, 0.39%, 2/23/12

 1,516,415

 1,244,240

 Falcon Asset Securitization Co., LLC, 0.16%, 10/13/11

 1,244,240

 2,488,547

 Falcon Asset Securitization Co., LLC, 0.16%, 10/7/11

 2,488,547

 1,142,064

 Federal Farm Credit, 0.18%, 8/20/12

 1,142,310

 1,790,295

 General Electric Capital Corp., 0.37%, 4/10/12

 1,791,789

 248,498

 General Electric Capital Corp., 0.42%, 7/27/12

 248,691

 273,677

 General Eletric Capital Corp., 0.48%, 11/21/11

 273,822

 1,244,293

 National Australia Funding Delaware, Inc., 0.19%, 10/3/11

 1,244,293

 2,238,806

 Nestle Capital Corp., 0.19%, 12/20/11

 2,238,806

 1,989,342

 Nordea NA, 0.28%, 1/9/12

 1,989,342

 1,595,519

 Old Line Funding LLC, 0.17%, 10/5/11

 1,595,519

 746,563

 Old Line Funding LLC, 0.17%, 10/7/11

 746,563

 1,990,635

 Procter & Gamble, 0.14%, 11/3/11

 1,990,635

 1,243,366

 Royal Bank of Canada, 0.30%, 4/30/12

 1,244,306

 1,493,034

 Sanofi Aventis SA, 0.17%, 10/20/11

 1,493,034

 552,719

 Straight-a Funding LLC, 0.19%, 12/9/2011

 552,719

 2,488,016

 Svenska HandelsBanken, 0.38%, 6/29/12

 2,488,613

 1,334,524

 Thunderbay Funding LLC, 0.17%, 10/12/11

 1,334,524

 996,869

 Thunderbay Funding LLC, 0.18%, 10/5/2011

 996,869

 497,501

 Thunderbay Funding LLC, 0.22%,  12/13/11

 497,501

 995,050

 Thunderbay Funding LLC, 0.22%,12/5/11

 995,050

 1,244,188

 Variable Funding Capital Co., LLC, 0.19%, 10/19/11

 1,244,188

 1,243,820

 Variable Funding Capital Co., LLC, 0.21%, 12/7/11

 1,243,820

 497,553

 Wells Fargo & Co., 0.34%, 1/24/12

 497,875

 $

 37,218,803

 Tri-party Repurchase Agreements:

 2,488,613

 Merrill Lynch, Inc., 0.04%, dated 9/30/11, repurchase price of

 $2,488,613 plus accrued interest on 10/3/11 collateralized by the following:

 $490,661 U.S. Treasury Bond, 5.0%, 5/15/37

 $2,047,727 U.S. Treasury Note, 1.75%, 5/31/16

 $

 2,488,613

 9,979,139

 RBS Securities, Inc., 0.05%, dated 9/30/11, repurchase price of

 $9,979,139 plus accrued interest on 10/3/11 collateralized by $10,178,963

 Federal Home Loan Mortgage Corp., 0.0%, 3/30/12-6/30/12

 9,979,139

 995,445

 Barclays Capital Markets, 0.05%, dated 9/30/11, repurchase price of

 $995,445 plus accrued interest on 10/3/11 collateralized by $1,015,354

 U.S. Treasury Notes, 3.125-3.625%, 2/15/21-5/15/21

 995,445

 Shares

 $

 13,463,197

 Money Market Mutual Funds:

 3,732,921

 Dreyfus Preferred Money Market Fund

 $

 3,732,921

 3,732,920

 Fidelity Prime Money Market Fund

 3,732,920

 $

 7,465,841

 Total Securities Lending Collateral

 $

 85,523,617

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $85,523,617)

 $

 85,523,617

 TOTAL INVESTMENT IN SECURITIES - 113.1%

 (Cost  $582,840,069) (a)

 $

 573,910,966

 WRITTEN OPTIONS - (0.0)%

 Call Option - (0.0)%

 (81)

 Green Mountain Coffee, Inc., October 22 at $120

 $

 (2,268)

 (202)

 MAKO Surgical Corp., October 22 at $40

 (10,605)

 (162)

 Polypore International, Inc., October 22 at $65

 (18,630)

 $

 (31,503)

 Put Option - (0.0)%

 (485)

 Riverbed Technology, Inc., October 22 at $18

 $

 (51,653)

 $

 (51,653)

 TOTAL WRITTEN OPTIONS - 0.0%

 (Cost  $((114,361))

 $

 (83,156)

 OTHER ASSETS AND LIABILITIES - (13.1)%

 $

 (66,229,645)

 TOTAL NET ASSETS - 100.0%

 $

 507,598,165

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At September 30, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $582,840,069 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 145,687,340

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (154,616,443)

 Net unrealized loss

 $

 (8,929,103)

 (b)

 At September 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

           38,000

 Abiomed, Inc. *

 419,140

         104,400

 Allegiant Travel Co. *

 4,920,372

           29,900

 ArthroCare Corp. *

 860,223

           23,800

 Carter's, Inc. *

 726,852

         145,000

 Conceptus, Inc. *

 1,518,150

           32,800

 CoStar Group, Inc. *

 1,704,616

           11,000

 Cubist Pharmaceuticals, Inc. *

 388,520

           89,700

 DexCom, Inc. *

 1,076,400

         259,100

 Energy XXI Bermuda, Ltd. *

 5,557,695

         971,745

 Entropic Communications, Inc. *

 4,013,307

         242,500

 ExamWorks Group, Inc. *

 2,468,650

         248,200

 Finisar Corp. *

 4,353,428

         676,400

 GMX Resources, Inc.

 1,535,428

           37,900

 Green Mountain Coffee Roasters, Inc. *

 3,522,426

           15,922

 HeartWare International, Inc. *

 1,025,536

         350,650

 Insulet Corp. *

 5,350,919

         544,500

 Integrated Device Tech, Inc. *

 2,804,175

             2,300

 IPC The Hospitalist Co., Inc. *

 82,087

           90,450

 MAKO Surgical Corp. *

 3,095,199

             6,300

 Masimo Corp.

 136,395

           68,300

 Monro Muffler Brake, Inc.

 2,251,851

             7,500

 MYR Group, Inc. *

 132,300

           60,700

 Nanometrics, Inc. *

 880,150

           25,000

 OCZ Technology Group, Inc. *

 121,250

           98,900

 Optimer Pharmaceuticals, Inc. *

 1,368,776

         126,400

 PF Chang's China Bistro, Inc.

 3,443,136

           15,300

 Polypore International, Inc. *

 864,756

         157,700

 Primo Water Corp. *

 889,428

         349,150

 Quidel Corp. *

 5,715,586

           76,840

 SodaStream International, Inc. *

 2,539,562

         185,400

 Sourcefire, Inc. *

 4,961,304

           84,800

 SuccessFactors, Inc. *

 1,949,552

             1,404

 Synnex Corp. *

 36,785

         120,600

 Teavana Holdings, Inc. *

 2,453,004

           14,800

 The Ultimate Software Group, Inc. *

 691,456

           55,000

 Urban Outfitters, Inc. *

 1,227,600

             9,400

 Vocus, Inc. *

 157,544

 Total

 $

 75,243,558

 **

 Indicates pending sale at September 30, 2011.

 (c)

 Securities lending collateral is managed by Credit Suisse, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $        488,387,349

  $                      -

  $                     -

  $ 488,387,349

 Temporary Cash Investments

                             -

           78,057,776

                         -

       78,057,776

 Money Market Mutual Funds

                7,465,841

                          -

                         -

         7,465,841

 Written Options

                    (83,156)

                          -

                         -

            (83,156)

 Total

  $        495,770,034

  $       78,057,776

  $                     -

  $ 573,827,810

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2011

* Print the name and title of each signing officer under his or her signature.